Cash flow activities ex tax payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flower discontinued operations [Line Items]
Income taxes paid, classified as operating activities	€ (192)	€ (170)	€ (82)
Cash flows from (used in) operating activities	1,293	1,263	1,002
Cash flows to investment classified as investing activities	(1,269)	(468)	(1,161)
Cash flows from divestments in subsidiaries or other businesses classified as investing activities	(2,582)	(43)	(429)
Cash flows before financing activities	2,606	838	270
Cash flows from used in operating activities ex tax payments	1,485	1,433	1,084
Discontinued operations of the company [Member]
Cash flower discontinued operations [Line Items]
Income taxes paid, classified as operating activities	0	0	(1)
Cash flows to investment classified as investing activities	0	0	(1)
Cash flows from divestments in subsidiaries or other businesses classified as investing activities	0	0	0
Cash flows before financing activities	0	0	18
Cash flows from used in operating activities ex tax payments	€ 0	€ 0	€ 20